Quarterly portfolio holdings
John Hancock
Global Senior Loan ETF
Fixed income
June 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments

As of 6-30-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Senior loans (A) 82.6%					$522,436,857
(Cost $529,669,821)
Communication services 7.1%					45,028,295
Diversified telecommunication services 1.6%
Crown Subsea Communications Holding, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.644	01-30-31		870,778	872,954
Eircom Finco Sarl, 2025 EUR Term Loan B6 (1 month EURIBOR + 2.750%)	4.813	05-15-32	EUR	2,000,000	2,284,451
Level 3 Financing, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.750%)	6.394	03-29-32		926,739	926,452
Matterhorn Telecom Holding SA, EUR Term Loan B (3 month EURIBOR + 2.500%)	4.813	01-30-32	EUR	1,000,000	1,146,924
Odido Holding BV, 2025 EUR Term Loan B2 (3 month EURIBOR + 2.650%)	4.941	03-30-29	EUR	1,000,000	1,149,017
Zacapa Sarl, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	7.482	03-22-29		1,302,829	1,299,168
Zayo Group Holdings, Inc., 2025 USD Term Loan (1 month CME Term SOFR + 3.000% and 0.500% PIK)	7.258	03-11-30		1,076,815	1,076,342
Zegona Holdco, Ltd., 2026 EUR Repriced Term Loan B (6 month EURIBOR + 2.250%)	4.391	07-17-29	EUR	1,400,000	1,601,452
Entertainment 2.4%
Banijay Entertainment SAS, 2025 EUR Term Loan B (2032) (3 month EURIBOR + 3.250%)	5.329	02-10-32	EUR	2,000,000	2,286,280
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	06-03-33		1,275,000	1,274,885
International Entertainment JJCo 3, Ltd., GBP Term Loan B (3 month SONIA + 4.500%)	8.231	04-29-32	GBP	2,000,000	2,654,498
Live Nation Entertainment, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.639	10-21-32		923,316	922,162
Mediawan Financing SAS, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.734	07-08-31	EUR	2,000,000	2,292,888
MotoGP Sports Entertainment Group SL, 2026 EUR Term Loan B (6 month EURIBOR + 2.250%)	4.871	08-18-32	EUR	2,000,000	2,292,888
OAK-Eagle Acquireco, Inc., EUR Term Loan B (B)	TBD	03-24-33	EUR	2,000,000	2,293,391
OAK-Eagle Acquireco, Inc., USD Term Loan B (B)	TBD	03-24-33		109,980	110,216
Playtika Holding Corp., 2021 Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.508	03-13-28		865,575	838,603
Interactive media and services 0.3%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	6.994	12-06-27		1,482,158	1,476,185
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	7.894	05-03-28		108,418	105,256
Media 2.6%
Century DE Buyer LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.663	10-30-30		1,866,110	1,855,119
Coral-US Co-Borrower LLC, 2021 Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.740	10-15-29		870,778	845,987
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	9.175	08-02-29		827,723	831,349
Dotdash Meredith, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.120	06-16-32		497,500	467,182
Gray Media, Inc., 2021 Term Loan D (1 month CME Term SOFR + 3.000%)	6.735	12-01-28		870,778	869,471
Light & Wonder International, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.639	04-16-29		1,424,386	1,424,386
Magnite, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.644	02-06-31		975,691	971,730
Nexstar Media, Inc., 2025 Term Loan B5 (1 month CME Term SOFR + 2.500%)	6.144	06-28-32		865,797	855,788
Sunrise Financing Partnership, Term Loan AAA (6 month CME Term SOFR + 2.470%)	6.099	02-15-32		990,000	975,685
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month CME Term SOFR + 2.000%)	5.740	04-28-28		990,000	981,585
Univision Communications, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	7.008	01-31-29		923,135	917,366
Versant Media Group, Inc., Term Loan B (3 month CME Term SOFR + 3.500%)	7.232	01-30-31		990,000	991,772
Zephyr Midco 2, Ltd., 2025 GBP Term Loan B3 (1 month SONIA + 4.750%)	8.480	07-20-28	GBP	2,000,000	2,573,218
Ziggo BV, 2026 EUR Term Loan B (1 month EURIBOR + 3.750%)	5.129	05-31-33	EUR	1,000,000	1,117,313
Ziggo Financing Partnership, 2025 Term Loan B (B)	TBD	01-15-33		927,956	893,445
Wireless telecommunication services 0.2%
Vmed O2 UK Holdco 4, Ltd., 2026 EUR Term Loan Z (1 month EURIBOR + 3.000%)	5.129	10-15-31	EUR	1,500,000	1,552,887
Consumer discretionary 13.7%					86,329,585
Automobile components 0.6%
Clarios Global LP, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	05-06-30		1,188,465	1,188,465
Clarios Global LP, 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	01-28-32		1,000,000	1,000,000
LS Group OpCo Acquistion LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.166	04-23-31		1,422,018	1,415,164
Automobiles 0.2%
Belron UK Finance PLC, 2026 EUR Term Loan B (3 month EURIBOR + 2.250%)	4.468	10-16-31	EUR	1,400,000	1,604,334
Broadline retail 0.3%
Peer Holding III BV, 2025 EUR Term Loan B7 (3 month EURIBOR + 2.750%)	5.041	11-26-31	EUR	1,500,000	1,717,625
2	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Distributors 0.6%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan (1 month CME Term SOFR + 3.500%)	7.144	12-29-32		1,424,386	$1,405,399
Parts Europe SA, 2026 EUR Term Loan B (1 month EURIBOR + 2.500%)	4.563	02-06-31	EUR	2,000,000	2,294,466
Diversified consumer services 2.6%
Adonis SAS, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.548	11-14-31	EUR	1,600,000	1,153,489
Astro Acquisition LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.500%)	6.232	08-30-32		671,241	671,241
Eagle Bidco, Ltd., 2025 EUR Term Loan B (1 month EURIBOR + 3.250%)	5.429	02-29-32	EUR	2,000,000	2,282,073
Fugue Finance BV, 2026 EUR Term Loan B (3 month EURIBOR + 2.750%)	4.979	01-09-32	EUR	2,000,000	2,282,324
Fugue Finance LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.916	01-09-32		1,733,158	1,726,711
Inspired Finco Holdings, Ltd., 2026 EUR Term Loan B8 (1 month EURIBOR + 3.000%)	5.179	02-28-31	EUR	2,000,000	2,296,410
KUEHG Corp., 2025 Term Loan (3 month CME Term SOFR + 2.750%)	6.482	06-12-30		923,293	887,774
Obol France 2.5 SAS, 2024 EUR Term Loan B (B)	TBD	12-31-28	EUR	1,000,000	1,145,209
Prometric Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.750%)	7.394	06-25-32		866,110	864,846
Sapiencia Bidco SL, EUR Term Loan B (B)	TBD	02-18-33	EUR	2,000,000	2,292,683
Whatabrands LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	08-03-28		923,269	921,755
Hotels, restaurants and leisure 5.9%
Allwyn Entertainment Financing UK PLC, EUR Term Loan B (B)	TBD	03-28-32	EUR	1,000,000	1,140,625
Allwyn Entertainment Financing US LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.500%)	6.163	11-24-32		925,636	912,908
Aramark Services, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.750%)	5.394	06-22-30		906,371	905,918
Banijay Gaming SAS, 2026 EUR Term Loan B (B)	TBD	12-10-31	EUR	1,000,000	1,144,729
Banijay Gaming SAS, 2026 USD Term Loan B (B)	TBD	12-10-31		735,000	735,228
Bulldog Purchaser, Inc., 2026 Term Loan (3 month CME Term SOFR + 3.250%)	6.913	02-04-33		1,367,351	1,367,925
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.894	02-06-31		865,733	829,753
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.916	06-29-29		919,440	806,808
DK Crown Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.374	03-04-32		923,281	921,065
Elvis UK Holdco, Ltd., 2026 EUR Term Loan B (3 month EURIBOR + 2.925%)	5.332	10-31-31	EUR	2,000,000	2,296,387
Entain Holdings Gibraltar, Ltd., 2025 Term Loan B6 (B)	TBD	10-31-29		925,630	923,834
EOC Borrower LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	6.394	03-24-32		865,797	865,364
Fertitta Entertainment LLC/NV, 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	6.894	01-27-29		984,857	983,360
Financiere Pax SAS, 2025 EUR Repriced Term Loan B (6 month EURIBOR + 3.500%)	6.086	12-31-29	EUR	1,500,000	1,722,239
Flutter Financing BV, 2024 Term Loan B (3 month CME Term SOFR + 1.750%)	5.482	11-30-30		865,720	856,847
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	7.394	01-28-32		865,784	856,009
Four Seasons Hotels, Ltd., 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	09-22-32		925,624	930,150
HBX Group International PLC, EUR Term Loan B (6 month EURIBOR + 2.500%)	5.048	02-13-32	EUR	1,000,000	1,148,777
Herschend Entertainment Company LLC, 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	05-27-32		923,293	924,216
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.398	11-08-30		990,000	991,406
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month CME Term SOFR + 2.000%)	5.644	08-02-28		865,940	864,857
Latham Pool Products, Inc., 2022 Term Loan B (B)	TBD	02-23-29		925,308	920,682
Motel One GmbH, EUR Repriced Term Loan B (3 month EURIBOR + 3.625%)	5.704	06-04-32	EUR	2,000,000	2,303,750
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.394	09-20-30		860,402	858,613
Penn Entertainment, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.000%)	5.644	05-30-33		1,920,550	1,915,307
Pioneer Opco LLC, Term Loan B (B)	TBD	05-16-33		1,593,705	1,598,550
Qsrp Finco Sarl, 2025 EUR 1st Lien Term Loan B (6 month EURIBOR + 3.750%)	5.905	06-19-31	EUR	1,000,000	1,140,442
Sgh2 LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 4.500%)	8.232	08-18-32		866,110	863,945
Six Flags Entertainment Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.644	05-01-31		984,975	974,662
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.644	03-14-31		842,139	841,524
TRQ Sales LLC, Term Loan B (3 month CME Term SOFR + 3.250%)	6.982	12-30-32		987,525	967,775
WSH Services Holding, Ltd., 2025 GBP Term Loan (1 month SONIA + 4.500%)	8.556	05-16-31	GBP	2,000,000	2,663,338
Household durables 0.3%
AI Aqua Merger Sub, Inc., 2026 Term Loan B (1 and 3 month CME Term SOFR + 2.500%)	6.142	07-31-28		1,865,492	1,862,993
Leisure products 0.4%
GSM Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 5.000%)	8.732	09-30-31		866,702	866,702
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	7.417	02-20-30		1,485,000	1,482,297
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail 2.3%
American Greetings Corp., 2024 Term Loan B (1 month CME Term SOFR + 5.750%)	9.394	10-30-29		1,359,494	$1,355,130
Burlington Coat Factory Warehouse Corp., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	09-24-31		865,759	863,594
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.894	01-23-32		923,269	925,577
Harbor Freight Tools USA, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	5.894	06-11-31		892,545	888,850
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan (6 month CME Term SOFR + 3.000%)	6.669	05-04-28		985,013	982,816
Mavis Tire Express Services Topco Corp., 2026 Incremental Term Loan (6 month CME Term SOFR + 3.250%)	6.920	05-06-33		1,461,100	1,458,572
Petco Health & Wellness Company, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.250%)	7.982	02-03-31		925,636	913,677
PetSmart LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.652	08-18-32		868,601	866,794
Restoration Hardware, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.258	10-20-28		1,364,293	1,325,356
Sally Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	02-28-30		855,175	857,313
Staples, Inc., 2024 Term Loan B (3 month CME Term SOFR + 5.750%)	9.413	09-04-29		987,487	915,993
The Michaels Companies, Inc., 2026 Term Loan B (3 month CME Term SOFR + 5.000%)	8.732	03-15-33		927,956	922,388
Valvoline, Inc., Term Loan B (1 month CME Term SOFR + 2.000%)	5.619	12-01-32		498,750	499,009
Victra Holdings LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.750%)	7.482	03-29-29		1,826,172	1,801,063
Textiles, apparel and luxury goods 0.5%
Beach Acquisition Bidco LLC, 2026 EUR Term Loan B (1 month EURIBOR + 3.000%)	5.179	09-12-32	EUR	2,000,000	2,290,602
Samsonite IP Holdings Sarl, 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	11-05-32		923,316	923,898
Consumer staples 7.6%					47,942,427
Beverages 0.5%
Celsius Holdings, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	04-01-32		839,278	843,475
Pegasus Bidco BV, 2026 USD Term Loan B (3 month CME Term SOFR + 2.500%)	6.167	07-12-32		927,956	927,185
Primo Brands Corp., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.482	03-31-31		1,197,000	1,202,027
Consumer staples distribution and retail 2.1%
Bellis Acquisition Company PLC, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.488	05-14-31	EUR	1,400,000	1,510,585
Boots Group Bidco, Ltd., GBP Term Loan B (1 month SONIA + 4.500%)	8.230	08-30-32	GBP	1,500,000	1,998,618
Boots Group Finco LP, USD Term Loan (3 month CME Term SOFR + 3.250%)	6.920	08-30-32		866,424	868,590
Euro Ethnic Foods Bidco SAS, 2025 EUR Term Loan B (3 month EURIBOR + 3.425%)	5.500	03-11-31	EUR	2,000,000	2,294,329
Market Bidco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	6.732	11-04-30	EUR	1,500,000	1,714,298
United Natural Foods, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.000%)	7.732	05-01-31		2,487,432	2,506,088
ZF Invest SAS, 2026 EUR Fungible Term Loan B (3 month EURIBOR + 3.750%)	6.734	05-06-33	EUR	580,622	661,336
ZF Invest SAS, 2026 EUR Term Loan B (3 month EURIBOR + 3.750%)	5.950	05-06-33	EUR	1,419,378	1,616,689
Food products 4.0%
Alltech, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.250%)	8.008	08-13-30		1,492,462	1,491,537
Artisan Newco BV, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.575	04-05-32	EUR	1,479,874	1,690,891
Asterix Acquico GmbH, EUR 1st Lien Term Loan B (3 month EURIBOR + 3.500%)	5.650	03-29-32	EUR	1,500,000	1,719,238
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.894	10-28-32		923,316	924,636
Flora Food Management BV, 2026 GBP Term Loan B14 (B)	TBD	10-31-30	GBP	1,000,000	1,262,214
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.250%)	5.877	09-30-31		1,486,247	1,474,669
Golden State Foods LLC, 2026 Term Loan B (3 month CME Term SOFR + 3.500%)	7.232	12-04-31		925,636	926,025
Iceberg Acquisitions UK, Ltd., EUR Term Loan B (6 month EURIBOR + 4.500%)	7.094	02-21-33	EUR	1,000,000	1,126,871
Nomad Foods Europe Midco, Ltd., 2025 EUR Term Loan B (B)	TBD	10-28-32	EUR	1,000,000	1,142,889
Nomad Foods US LLC, 2025 EUR Term Loan B (B)	TBD	10-29-32		927,956	916,644
Nourish Buyer I, Inc., 2026 Repriced Term Loan B (3 month CME Term SOFR + 4.000%)	7.669	07-09-32		870,473	875,096
PFI Lower Midco LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	7.644	12-01-32		923,316	927,932
Pimente Investissement SASU, 2026 EUR Term Loan B (3 month EURIBOR + 4.250%)	6.533	05-18-33	EUR	2,000,000	2,300,183
Primary Products Finance LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.929	04-01-29		1,276,440	1,274,053
Seashell Bidco SL, EUR Term Loan B (6 month EURIBOR + 4.000%)	6.502	12-17-32	EUR	2,000,000	2,292,317
Simply Good Foods USA, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.000%)	5.666	03-17-30		927,956	924,244
Thyme Holdco Sarl, 2025 EUR Term Loan B (B)	TBD	07-19-32	EUR	2,000,000	2,301,966
Upfield BV, 2026 USD Term Loan B15 (6 month CME Term SOFR + 4.250%)	7.837	10-31-30		982,538	942,420
Wayne-Sanderson Farms LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.000%)	5.652	05-21-32		923,304	921,384
4	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Household products 0.5%
Lavender Dutch BorrowerCo BV, EUR Term Loan (3 month EURIBOR + 3.500%)	5.791	12-30-32	EUR	2,000,000	$2,288,978
Lavender US HoldCo 1, Inc., USD Term Loan (3 month CME Term SOFR + 3.250%)	6.982	12-30-32		923,316	912,929
Personal care products 0.5%
KDC/ONE Development Corp, Inc., 2025 USD Term Loan (1 month CME Term SOFR + 3.500%)	7.144	08-15-28		868,601	866,916
Opal Bidco SAS, 2026 EUR Term Loan B (3 month EURIBOR + 2.750%)	5.041	04-28-32	EUR	2,000,000	2,295,175
Energy 2.3%					14,279,458
Energy equipment and services 0.2%
Goodnight Water Solutions Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	7.644	06-04-29		1,351,302	1,352,991
Oil, gas and consumable fuels 2.1%
ACI Rover Parent LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	06-09-33		1,500,000	1,495,875
CD&R Firefly Bidco PLC, 2025 GBP Term Loan (3 month SONIA + 4.750%)	8.481	04-29-29	GBP	1,500,000	1,992,984
Colossus Acquireco LLC, 2026 Term Loan B (3 month CME Term SOFR + 1.750%)	5.370	01-31-33		868,292	862,144
Crescent Midstream Intermediate Holdings LLC, Term Loan B (3 month CME Term SOFR + 3.750%)	7.399	02-18-33		1,235,000	1,241,558
Deep Blue Operating I LLC, Term Loan (3 month CME Term SOFR + 2.250%)	5.902	10-01-32		925,636	927,376
EG America LLC, 2026 Term Loan B (3 month CME Term SOFR + 3.250%)	6.916	02-10-31		620,715	622,267
EG Finco, Ltd., 2026 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.729	02-10-31	EUR	1,500,000	1,710,834
Freeport LNG Investments LLLP, 2026 Term Loan B (3 month CME Term SOFR + 3.250%)	6.925	02-11-33		927,956	928,782
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	04-01-32		1,355,732	1,358,878
Third Coast Infrastructure LLC, 2026 Term Loan B (1 month CME Term SOFR + 3.250%)	6.894	09-25-30		858,357	862,382
TransMontaigne Partners LLC, Term Loan B (1 month CME Term SOFR + 2.250%)	5.894	03-16-30		923,775	923,387
Financials 6.8%					42,927,473
Banks 0.2%
Chrysaor Bidco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.669	10-30-31		925,636	926,719
Capital markets 1.7%
Chicago US Midco III LP, Term Loan (B)	TBD	11-01-32		870,690	868,905
Citadel Securities Global Holdings LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.661	06-10-33		82,109	81,910
EP Wealth Advisors LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.500%)	6.166	10-18-32		1,226,925	1,225,907
Jefferies Finance LLC, 2024 Term Loan (1 month CME Term SOFR + 2.750%)	6.387	10-21-31		1,366,393	1,363,086
Project Aurora US Finco, Inc., EUR Term Loan (3 month EURIBOR + 3.250%)	5.541	12-06-32	EUR	2,000,000	2,296,410
Project Aurora US Finco, Inc., USD Term Loan (3 month CME Term SOFR + 2.750%)	6.482	12-06-32		923,316	926,391
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	07-31-31		1,482,513	1,463,240
Trevise Holdings 1 SAS, 2025 EUR Term Loan B (1 month EURIBOR + 3.450%)	5.629	07-09-29	EUR	2,000,000	2,307,683
Consumer finance 0.1%
NorthAB LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.232	11-23-28		992,366	921,352
Financial services 2.8%
Allspring Buyer LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.750	11-01-30		923,281	925,358
Apex Group Treasury LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.153	02-27-32		182,842	172,673
Ascensus Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	6.644	11-25-32		925,636	902,884
First Eagle Holdings, Inc., Term Loan (3 month CME Term SOFR + 3.500%)	7.232	08-16-32		1,376,746	1,374,516
Guardian US Holdco LLC, 2023 Term Loan B (3 month CME Term SOFR + 3.250%)	6.982	01-31-30		985,050	970,274
Jane Street Group LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	5.666	12-15-31		571,567	565,897
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.908	07-03-31		1,415,837	1,368,647
Neon Maple US Debt Mergersub, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	11-17-31		1,863,278	1,810,342
OAT Bidco, Ltd., EUR Repriced Term Loan B1 (B)	TBD	11-07-31	EUR	2,000,000	2,292,317
Saphilux Sarl, 2025 EUR Term Loan (6 month EURIBOR + 3.500%)	5.992	07-18-28	EUR	2,000,000	2,302,446
Saphilux Sarl, 2025 USD Repriced Term Loan (6 month CME Term SOFR + 3.000%)	6.729	07-18-28		923,295	925,991
Shift4 Payments LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.000%)	5.732	07-03-32		925,636	921,396
Speed Midco 3 Sarl, 2025 EUR Term Loan (6 month EURIBOR + 2.750%)	5.238	10-07-32	EUR	2,000,000	2,286,600
The Edelman Financial Engines Center LLC, 2026 Term Loan B (1 month CME Term SOFR + 4.000%)	7.644	12-01-31		1,000,000	1,002,030
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance 2.0%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.644	11-06-30		1,828,450	$1,650,176
Alera Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.750%)	6.394	05-30-32		985,050	934,448
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	12-29-31		925,636	912,010
Asurion LLC, 2025 Term Loan B13 (3 month CME Term SOFR + 4.250%)	7.913	09-19-30		1,482,513	1,464,915
Athena Bidco SASU, 2025 EUR Repriced Term Loan (3 month EURIBOR + 2.750%)	5.660	04-14-31	EUR	1,000,000	1,139,401
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	6.482	05-06-31		927,956	904,989
Diot-Siaci Symphony BidCo Sarl, 2026 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.541	07-26-32	EUR	1,000,000	1,138,395
Galaxy Bidco, Ltd., 2024 EUR Term Loan B (6 month EURIBOR + 3.750%)	6.242	12-19-29	EUR	1,500,000	1,728,533
Jones Deslauriers Insurance Management, Inc., 2026 Repriced Term Loan B (3 month CME Term SOFR + 3.000%)	6.663	02-02-33		927,956	886,430
Kereis Bidco SAS, EUR Term Loan B (3 month EURIBOR + 3.750%)	6.041	10-27-32	EUR	1,000,000	1,141,391
Trucordia Insurance Holdings LLC, Term Loan B (3 month CME Term SOFR + 3.250%)	6.982	06-17-32		925,630	823,811
Health care 10.2%					64,783,262
Biotechnology 0.9%
BioMarin Pharmaceutical, Inc., Term Loan B (6 month CME Term SOFR + 1.750%)	5.428	04-27-33		927,956	927,492
Cidron Aida Finco Sarl, 2024 EUR Term Loan B (1 month EURIBOR + 4.250%)	6.429	10-22-31	EUR	2,000,000	2,178,764
Grifols International Services DAC, 2026 EUR Term Loan B (B)	TBD	04-14-33	EUR	2,000,000	2,301,532
Health care equipment and supplies 1.1%
Argent Bidco SAS, EUR Term Loan B (3 month EURIBOR + 3.250%)	5.541	04-14-33	EUR	2,000,000	2,299,931
Hopper Merger Sub, Inc., 2026 EUR Term Loan B (3 month EURIBOR + 2.750%)	5.053	04-07-33	EUR	1,000,000	1,142,203
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.995	04-07-33		1,490,000	1,456,788
Medline Borrower LP, 2026 Term Loan B (1 month CME Term SOFR + 1.500%)	5.144	05-30-33		985,044	978,464
Resonetics LLC, 2025 Repriced Term Loan B (B)	TBD	06-18-31		1,132,148	1,129,963
Health care providers and services 5.4%
Aveanna Healthcare LLC, 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.644	09-17-32		928,815	931,769
CAB SELAS, 2026 EUR Term Loan B (B)	TBD	08-09-31	EUR	2,000,000	2,257,492
CHG Healthcare Services, Inc., 2026 Term Loan B (3 month CME Term SOFR + 3.000%)	6.657	09-29-31		1,422,060	1,421,989
Cooper Consumer Health SAS, 2026 EUR Term Loan (B)	TBD	05-20-33	EUR	1,000,000	1,150,594
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	7.913	03-30-29		1,029,637	999,119
Ensemble RCM LLC, 2026 Term Loan B (3 month CME Term SOFR + 3.000%)	6.663	02-09-33		927,956	924,012
Ephios Subco 3 Sarl, 2026 EUR Term Loan B (B)	TBD	04-16-31	EUR	2,000,000	2,287,309
IVI America LLC, 2025 USD Repriced Term Loan (3 month CME Term SOFR + 2.750%)	6.482	04-09-31		868,292	868,292
Mamba Purchaser, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.750%)	6.402	10-14-31		867,994	867,864
MED ParentCo LP, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.644	04-15-31		985,050	985,464
Median BV, 2026 EUR Term Loan B (B)	TBD	10-14-30	EUR	1,000,000	1,142,820
Mehilainen Yhtiot OY, 2025 EUR Term Loan B1 (3 month EURIBOR + 2.900% and 3 month EURIBOR + 3.400%)	5.211	08-05-31	EUR	2,000,000	2,295,587
Palex Healthcare Group SL, 2024 EUR Term Loan B3 (1 month EURIBOR + 3.675%)	5.854	12-18-30	EUR	1,000,000	1,144,603
Radiology Partners, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.500%)	8.232	06-30-32		817,813	816,733
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4 (3 month EURIBOR + 3.200%)	5.394	08-13-31	EUR	2,000,000	2,289,458
Raven Acquisition Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.644	11-19-31		1,342,852	1,324,011
Romansur Investments SL, EUR Term Loan B (6 month EURIBOR + 4.000%)	6.547	11-26-32	EUR	2,000,000	2,295,175
Schoen Klinik SE, 2025 EUR Term Loan B2 (3 month EURIBOR + 4.500%)	6.817	01-12-31	EUR	2,000,000	2,286,600
Sharp Services LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.732	09-29-32		921,002	922,917
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	7.732	09-27-30		984,962	985,750
Surgery Center Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	12-19-30		865,797	865,797
US Fertility Enterprises LLC, 2025 Term Loan (1 month CME Term SOFR + 3.250%)	6.894	12-30-32		1,473,868	1,476,020
VetStrategy Canada Holdings, Inc., 2025 USD Repriced Term Loan B (3 month CME Term SOFR + 3.750%)	7.482	12-12-28		923,233	914,767
Vivalto Sante Investissement SA, 2025 EUR Term Loan B (3 month EURIBOR + 3.400%)	5.691	07-21-31	EUR	2,000,000	2,288,224
Vizient, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	08-01-31		712,597	712,063
Health care technology 0.5%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	6.394	02-15-29		1,612,149	1,607,780
Cotiviti, Inc., 2025 2nd Amendment Term Loan (1 month CME Term SOFR + 2.750%)	6.370	03-26-32		230,504	208,894
6	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care technology (continued)
Imprivata, Inc., 2025 Term Loan B (B)	TBD	12-01-27		1,500,000	$1,498,140
Life sciences tools and services 0.1%
PAREXEL International Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	12-12-31		866,120	866,120
Pharmaceuticals 2.2%
Althea Acquisition Bidco Sarl, 2026 EUR 1st Lien Term Loan B (3 month EURIBOR + 3.250%)	5.541	01-20-33	EUR	1,000,000	1,145,049
Cheplapharm Arzneimittel GmbH, 2022 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.204	02-22-29	EUR	2,000,000	2,293,757
Dechra Finance US LLC, 2026 USD Term Loan B3 (6 month CME Term SOFR + 2.750%)	6.387	01-27-32		867,992	868,938
Elanco Animal Health, Inc., 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	10-31-32		923,316	922,623
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.394	04-23-31		984,987	984,987
Mendel US Holding LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 2.750%)	6.393	11-12-30		865,771	866,585
Neuraxpharm Arzneimittel GmbH, EUR Term Loan B3 (3 month EURIBOR + 3.500%)	5.650	12-16-30	EUR	722,919	832,629
Neuraxpharm Arzneimittel GmbH, EUR Term Loan B4 (3 month EURIBOR + 3.500%)	5.650	12-16-30	EUR	277,081	319,283
Nidda Healthcare Holding GmbH, 2026 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.196	12-09-32	EUR	2,000,000	2,287,263
Opal US LLC, 2026 USD Term Loan B (B)	TBD	04-28-32		925,630	924,390
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.644	04-20-29		865,759	862,149
Spinnaker Debtco, Ltd., 2026 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.606	05-02-31	EUR	1,250,000	1,425,109
Industrials 22.6%					142,768,512
Aerospace and defense 0.5%
Propulsion BC Finco Sarl, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.232	12-01-32		987,525	989,688
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.144	02-28-31		987,487	987,606
TransDigm, Inc., 2026 Term Loan N (1 month CME Term SOFR + 2.500%)	6.144	02-13-33		13,129	13,127
VSE Corp., Term Loan B (1 month CME Term SOFR + 2.000%)	5.613	05-05-33		1,000,000	999,750
Air freight and logistics 0.9%
Apple Bidco LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.144	09-23-31		1,340,906	1,341,496
Clue Opco LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	8.163	12-19-30		990,000	931,273
Echo Global Logistics, Inc., 2026 1st Lien Incremental Term Loan (B)	TBD	11-23-28		72,294	70,848
Echo Global Logistics, Inc., Term Loan (1 month CME Term SOFR + 3.750%)	7.494	11-23-28		923,135	891,407
Edge Finco PLC, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.195	08-22-31	EUR	2,000,000	2,299,474
Building products 1.6%
Gibraltar Industries, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	02-02-33		927,956	925,636
Hillman Group, Inc., 2021 Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.652	07-14-28		924,199	922,536
Hunter Douglas Holding BV, 2025 EUR Term Loan B (B)	TBD	01-20-32	EUR	1,000,000	1,149,497
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	6.982	12-22-31		923,135	924,963
MITER Brands Acquisition Holdco, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	6.394	03-28-31		975,573	961,593
MSOF Beacon LLC, 2025 Repriced Term Loan B (B)	TBD	12-23-32		925,636	926,793
Resideo Funding II LLC, 2024 M&A 1st lien Term Loan B (6 month CME Term SOFR + 2.000%)	5.641	06-13-31		865,746	865,209
Standard Industries, Inc., 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	5.389	09-22-28		965,281	965,175
Tarkett Participation SASU, 2026 EUR Term Loan B (3 month EURIBOR + 3.125%)	5.442	04-22-31	EUR	2,000,000	2,283,513
Commercial services and supplies 7.2%
Albion Financing 3 Sarl, 2025 EUR Term Loan (3 month EURIBOR + 3.000%)	5.204	05-21-31	EUR	1,400,000	1,610,288
Allied Universal Holdco LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 3.250%)	6.894	08-20-32		985,038	984,910
Amber Finco PLC, 2025 EUR Term Loan B2 (3 month EURIBOR + 3.250%)	5.541	06-12-29	EUR	2,000,000	2,299,862
Eagle 4, Ltd., EUR Term Loan B2 (3 month EURIBOR + 3.750%)	6.041	01-12-32	EUR	2,000,000	2,289,093
EM Bidco, Ltd., 2024 EUR Term Loan (3 month EURIBOR + 3.250%)	5.541	07-06-29	EUR	1,000,000	1,147,828
Enviri Corp., 2021 Term Loan (1 month CME Term SOFR + 2.250%)	6.008	06-09-28		675,513	672,696
Gategroup Finance International Sarl, EUR 1st Lien Term Loan B (B)	TBD	06-10-32	EUR	1,000,000	1,147,587
Gategroup US Finance, Inc., USD Repriced Term Loan B (3 month CME Term SOFR + 3.500%)	7.192	06-10-32		733,163	734,995
Holding Socotec SAS, 2026 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.291	06-02-31	EUR	2,000,000	2,294,100
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.639	10-21-30		865,733	861,526
JFL-Tiger Acquisition Company, Inc., Term Loan B (3 month CME Term SOFR + 3.000%)	6.642	10-17-30		1,492,366	1,492,366
Jupiter Buyer, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	7.732	11-03-31		923,281	924,435
Liberty Tire Recycling Holdco LLC, 2025 Term Loan (1 month CME Term SOFR + 3.750%)	7.389	12-17-32		1,226,925	1,226,618
Luna 2.5 Sarl, 2025 EUR Term Loan (1 month EURIBOR + 3.500%)	5.575	07-01-32	EUR	2,000,000	2,296,478
Millerknoll, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.644	08-09-32		923,316	919,853
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
OCS Group Holdings, Ltd., 2025 EUR Term Loan B4 (B)	TBD	11-28-31	EUR	2,000,000	$2,300,183
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.000%)	5.619	10-13-30		853,018	846,833
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.369	03-07-32		1,588,663	1,563,070
Savage Enterprises LLC, 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.621	08-05-32		628,673	628,000
Sector Alarm Holding AS, 2026 EUR Term Loan B4 (B)	TBD	06-14-32	EUR	2,000,000	2,282,324
Shilton Bidco, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.750%)	6.041	01-11-30	EUR	2,000,000	2,280,884
Talbot Participation SAS, EUR Refinance Term Loan B (3 month EURIBOR + 3.000%)	5.291	07-07-32	EUR	2,000,000	2,295,175
Techem Verwaltungsgesellschaft 675 mbH, 2025 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.484	07-15-32	EUR	2,000,000	2,288,498
Thevelia Finance Sarl, 2024 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.541	06-18-29	EUR	1,000,000	1,141,391
Thevelia US LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.732	06-18-29		984,949	955,706
TruGreen LP, 2020 Term Loan (3 month CME Term SOFR + 4.000%)	7.766	11-02-27		933,836	891,814
VDK Groep BV, EUR Term Loan B (1 month EURIBOR + 3.250%)	5.429	02-23-32	EUR	2,000,000	2,301,372
Verisure Holding AB, 2025 EUR Term Loan B (3 month EURIBOR + 2.250%)	4.449	11-03-32	EUR	1,500,000	1,723,130
Vestis Corp., 2024 Term Loan (3 month CME Term SOFR + 2.250%)	5.916	02-22-31		1,310,844	1,289,543
Wash Bidco, Inc., Term Loan B (1 month CME Term SOFR + 3.000%)	6.644	09-10-32		1,866,101	1,868,433
Construction and engineering 3.4%
APi Group DE, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	05-16-33		925,636	923,414
Artemis BidCo SAS, 2026 EUR Term Loan B (3 month EURIBOR + 2.750%)	5.134	07-08-32	EUR	2,000,000	2,287,309
Azuria Water Solutions, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.482	04-25-33		803,529	800,749
Belfor Europe GmbH, 2025 EUR Term Loan B2 (1 month EURIBOR + 3.500%)	5.679	11-01-30	EUR	1,343,750	1,547,832
Centuri Group, Inc., 2025 Refinance Term Loan B (1 month CME Term SOFR + 2.000%)	5.619	07-09-32		927,956	927,380
Circet Europe, 2026 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.291	10-13-31	EUR	1,400,000	1,598,763
Cube Safety BidCo AB, 2026 EUR Term Loan B (B)	TBD	02-21-33	EUR	2,000,000	2,295,587
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan (1 month CME Term SOFR + 3.250%)	6.894	07-09-32		923,316	924,470
Dycom Industries, Inc., 2026 Term Loan B (3 month CME Term SOFR + 1.750%)	5.401	01-27-33		927,956	928,243
Finco Utilitas BV, 2026 EUR Term Loan B (6 month EURIBOR + 2.950%)	5.442	09-27-30	EUR	2,000,000	2,295,175
Flynn Canada, Term Loan B (1 month CME Term SOFR + 4.500%)	8.258	07-31-28		1,651,446	1,639,060
LSF12 Phoenix Holdco LLC, 2026 Term Loan B (1 month CME Term SOFR + 4.500%)	8.144	03-25-33		919,873	912,210
Michael Baker International LLC, 2025 Term Loan B (3 month CME Term SOFR + 4.000%)	7.663	12-01-28		923,269	921,829
Red SPV LLC, Term Loan B (1 month CME Term SOFR + 2.250%)	5.902	03-15-32		923,293	922,905
Robinson Bidco SAS, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.250%)	5.400	05-04-32	EUR	2,000,000	2,293,277
Electrical equipment 2.0%
ADB Safegate BV, 2026 EUR Term Loan B (3 month EURIBOR + 3.025%)	5.316	06-28-32	EUR	2,000,000	2,295,587
BCP VI Summit Holdings LP, Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	01-30-32		867,983	869,693
Emrld Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	5.894	08-04-31		985,025	983,656
LSF12 Crown US Commercial Bidco LLC, 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.620	12-02-31		865,020	866,569
Minimax GmbH, 2025 EUR Term Loan B (1 month EURIBOR + 2.000%)	4.179	03-17-32	EUR	1,000,000	1,148,834
MX Holdings US, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.000%)	5.644	03-17-32		923,322	922,749
Pinnacle Buyer LLC, Term Loan (3 month CME Term SOFR + 2.500%)	6.182	10-01-32		1,406,013	1,407,770
Resilience Parent LLC, 1st Lien Term Loan (3 month CME Term SOFR + 2.500%)	6.232	02-28-33		927,956	925,729
Saphira Holdings Sarl, 2026 EUR Term Loan B (B)	TBD	06-10-33	EUR	1,000,000	1,146,639
TK Elevator Midco GmbH, 2025 EUR Term Loan B1 (3 month EURIBOR + 3.000%)	5.149	04-30-30	EUR	2,000,000	2,294,718
Ground transportation 1.2%
Avis Budget Car Rental LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	07-16-32		865,797	862,186
Beacon Mobility Corp., 2026 Delayed Draw Term Loan (3 month CME Term SOFR + 2.750%)	6.494	08-06-30		162,580	162,630
Beacon Mobility Corp., 2026 Term Loan (3 month CME Term SOFR + 2.750%)	6.482	08-06-30		1,423,453	1,423,894
First Student Bidco, Inc., 2026 Term Loan B (B)	TBD	08-15-30		851,961	851,961
First Student Bidco, Inc., 2026 Term Loan C (3 month CME Term SOFR + 2.250%)	5.982	08-15-30		690,602	690,602
Ren10 Holding AB, 2026 EUR Repriced Term Loan B (3 month EURIBOR + 3.000%)	5.299	07-31-30	EUR	2,000,000	2,286,600
Student Transportation of America Holdings, Inc., 2025 Term Loan (3 month CME Term SOFR + 2.750%)	6.424	06-24-32		923,322	925,861
XPO, Inc., 2026 Term Loan B (Prime rate + 0.500% and 1 month CME Term SOFR + 1.500%)	5.691	02-03-31		378,813	379,525
8	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery 2.5%
Boels Topholding BV, 2026 EUR Term Loan B4 (1 month EURIBOR + 2.500%)	4.629	05-23-31	EUR	1,767,241	$2,021,457
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	07-01-31		1,482,475	1,485,558
Chart Industries, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	6.182	03-15-30		927,956	926,220
Columbus McKinnon Corp., 2026 Term Loan B (3 month CME Term SOFR + 3.500%)	7.232	02-03-33		925,328	922,626
CompoSecure Holdings LLC, Term Loan (3 month CME Term SOFR + 2.250%)	5.918	01-14-33		927,956	921,794
Engineered Machinery Holdings, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 3.250%)	6.982	11-26-32		925,138	929,209
Gates Corp., 2022 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.394	11-16-29		922,109	920,883
Indicor LLC, 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	11-22-29		925,636	924,525
Innio Group Holding GmbH, 2026 EUR Term Loan B (3 month EURIBOR + 2.500%)	4.748	11-02-31	EUR	1,411,153	1,617,582
Madison IAQ LLC, 2026 Term Loan B (6 month CME Term SOFR + 1.750%)	5.461	05-06-32		753,319	751,360
Merlin Buyer, Inc., 2026 Term Loan (3 month CME Term SOFR + 4.000%)	7.732	04-15-33		1,388,143	1,389,878
SGB-SMIT MidCo GmbH, EUR Term Loan B (1 month EURIBOR + 3.750%)	5.929	03-10-33	EUR	1,500,000	1,727,281
Victory Buyer LLC, 2026 Term Loan B (3 month CME Term SOFR + 3.000%)	6.663	02-14-33		927,956	929,348
Marine transportation 0.5%
Boluda Towage Luxembourg Sarl, 2026 EUR Term Loan B (B)	TBD	06-30-33	EUR	1,000,000	1,149,017
Euroports Finco 2 NV, 2025 EUR Term Loan B (6 month EURIBOR + 4.250%)	6.401	06-15-32	EUR	2,000,000	2,295,884
Passenger airlines 0.2%
American Airlines, Inc., 2024 1st Lien Term Loan B (6 month CME Term SOFR + 2.250%)	5.935	02-15-28		979,794	969,506
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.427	08-27-29		494,962	439,279
Professional services 1.6%
Acuren Delaware Holdco, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	07-30-31		1,867,969	1,867,577
AlixPartners LLP, 2025 USD Term Loan (1 month CME Term SOFR + 2.000%)	5.644	08-12-32		1,340,961	1,332,084
Berkeley Research Group Holdings LLC, Term Loan B (3 month CME Term SOFR + 3.250%)	6.982	05-01-32		923,304	921,162
Creative Artists Agency LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	10-01-31		923,304	922,464
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.394	06-02-31		985,025	935,675
KBR, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.000%)	5.644	01-17-31		984,962	983,573
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	5.644	05-09-31		1,490,000	1,486,588
TMF Sapphire Bidco BV, 2026 USD Term Loan B (B)	TBD	05-30-33		733,144	733,694
Trans Union LLC, 2024 Term Loan B8 (1 month CME Term SOFR + 1.750%)	5.394	06-24-31		865,746	863,192
Trading companies and distributors 0.5%
Herc Holdings, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.375	06-02-32		923,316	923,316
Quimper AB, 2026 EUR Term Loan B (3 month EURIBOR + 2.975%)	5.097	03-31-30	EUR	2,000,000	2,291,471
QXO Building Products, Inc., 2026 Term Loan B (B)	TBD	04-30-32		92,975	92,716
Transportation infrastructure 0.5%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.644	10-31-31		1,570,119	1,573,212
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.644	10-31-31		597,223	598,400
Modern Aviation Fbo Holdings LLC, Term Loan B (B)	TBD	05-16-33		1,250,000	1,250,000
Information technology 5.6%					35,704,789
Communications equipment 0.3%
Delta Topco, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.750%)	6.402	11-30-29		987,494	932,569
Venga Finance Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.750%)	7.677	06-28-29		985,000	985,000
Electronic equipment, instruments and components 0.7%
Coherent Corp., 2025 Term Loan B2 (1 month CME Term SOFR + 1.750%)	5.394	07-02-29		927,956	925,636
Crane NXT Company, Term Loan B (B)	TBD	12-15-32	EUR	2,000,000	2,288,498
Mirion Technologies, Inc., 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.000%)	5.732	06-04-32		927,956	929,116
IT services 0.8%
Fortress Intermediate 3, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.624	06-27-31		923,304	916,379
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.508	06-28-28		1,363,050	1,291,490
Penta Technologies BV, 2026 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.252	07-09-32	EUR	1,000,000	1,141,517
Pitney Bowes, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.750%)	7.482	03-19-32		923,108	921,455
Sonicwall US Holdings, Inc., 2023 Term Loan (3 month CME Term SOFR + 5.000%)	8.732	05-18-28		496,193	190,206
Starlight Parent LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	7.670	04-16-32		496,250	413,748
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	9

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.1%
MKS, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 1.750%)	5.364	02-04-33		825,984	$827,644
Software 3.5%
Access CIG LLC, 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.644	08-19-30		865,797	764,065
Avalara, Inc., 2025 Term Loan (3 month CME Term SOFR + 2.500%)	6.232	03-26-32		997,487	953,349
BEP Intermediate Holdco LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.394	04-25-31		865,797	862,913
Boxer Parent Company, Inc., 2025 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.400	07-30-31	EUR	992,462	1,074,692
Claudius Finance Sarl, 2025 EUR Term Loan B5 (3 month EURIBOR + 2.750%)	4.900	07-10-28	EUR	1,400,000	1,569,152
Clover Holdings 2 LLC, Term Loan B (1 month CME Term SOFR + 3.750%)	7.375	12-09-31		1,345,968	1,283,151
Darktrace Finco US LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	6.927	10-09-31		985,013	895,869
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	10-09-29		923,281	889,064
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.750%)	6.394	05-30-31		923,257	880,557
Finastra USA, Inc., 2025 USD Term Loan (6 month CME Term SOFR + 4.000%)	7.746	09-15-32		868,601	797,810
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	09-12-29		862,998	851,745
Genesys Cloud Services, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	01-30-32		987,500	944,020
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.414	06-01-29		494,987	214,082
Marcel Bidco LLC, 2025 USD Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.550	11-12-30		867,983	844,113
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.644	03-01-29		344,584	304,957
Meuse Finco SA, 2025 EUR Term Loan B (B)	TBD	07-31-30	EUR	2,000,000	2,298,033
Mitchell International, Inc., 2026 Add-on Term Loan (1 month CME Term SOFR + 3.000%)	6.644	06-17-31		865,814	822,289
Open Text Corp., 2023 Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	01-31-30		711,331	695,774
Ping Identity Holding Corp., 2025 Term Loan (1 month CME Term SOFR + 2.750%)	6.375	11-15-32		925,056	899,617
Proofpoint, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.000%)	6.732	08-31-28		984,962	949,257
Sophos Holdings LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	7.258	03-05-27		935,440	865,871
Tuple US Bidco LLC, Term Loan B (6 month CME Term SOFR + 3.750%)	7.385	01-18-33		1,032,413	980,792
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	5.913	02-10-31		914,831	859,731
Zelis Payments Buyer, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	6.394	09-28-29		865,733	844,185
Technology hardware, storage and peripherals 0.2%
IDEMIA Group SAS, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.291	09-29-28	EUR	1,400,000	1,596,443
Materials 6.1%					38,755,656
Chemicals 2.4%
Axalta Coating Systems US Holdings, Inc., 2024 Term Loan B7 (3 month CME Term SOFR + 1.750%)	5.482	12-20-29		858,516	858,336
Bond UK Midco 3, Ltd., Term Loan B (B)	TBD	05-06-33		35,139	35,236
Carco PRP, Ltd., EUR Term Loan B (3 month EURIBOR + 4.500%)	6.650	04-12-32	EUR	2,000,000	2,305,648
Discovery Purchaser Corp., Term Loan (3 month CME Term SOFR + 3.750%)	7.414	10-04-29		865,825	861,495
Element Solutions, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	12-18-30		925,531	925,531
Hyperion Refinance Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.394	02-15-31		985,025	922,722
Koppers, Inc., 2024 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.150	04-10-30		866,369	867,452
M2S Group Intermediate Holdings, Inc., Term Loan B (3 month CME Term SOFR + 4.750%)	8.413	08-25-31		1,353,272	1,340,592
Mativ Holdings, Inc., 2026 Term Loan B (1 month CME Term SOFR + 4.500%)	8.144	04-04-33		1,300,000	1,300,000
Olympus Water US Holding Corp., 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.982	11-03-32		985,050	983,405
Paint Intermediate III LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.653	10-09-31		923,281	925,017
Secure Acquisition, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	7.394	12-16-28		898,498	895,695
SP Motion Holdco, Ltd., Term Loan B (B)	TBD	06-24-33	EUR	1,000,000	1,145,678
Sparta US HoldCo LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.657	08-02-30		923,123	917,353
Touchdown Acquirer, Inc., 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.250%)	5.481	02-21-31	EUR	1,000,000	1,137,103
Construction materials 1.5%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	01-31-31		923,233	923,141
Brookfield Slate Holdings III, Ltd., EUR Term Loan B (6 month EURIBOR + 4.175%)	6.667	05-30-29	EUR	2,000,000	2,282,667
Hestiafloor 2 SASU, 2026 EUR Repriced Term Loan B (3 month EURIBOR + 3.000%)	5.291	02-27-30	EUR	2,000,000	2,297,462
HP PHRG Borrower LLC, 2025 Term Loan B (3 month CME Term SOFR + 4.000%)	7.732	02-20-32		923,293	916,137
LSF10 Edilians Investments Sarl, 2026 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.150	03-05-31	EUR	2,000,000	2,298,445
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.894	02-10-32		923,281	922,127
10	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging 1.9%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.894	04-01-32		985,025	$945,417
Graham Packaging Company, Inc., 2026 Term Loan B (B)	TBD	01-26-33		990,000	990,307
Node AcquiCo GmbH, EUR Term Loan (B)	TBD	12-08-32	EUR	2,000,000	2,289,047
Plastipak Packaging, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.144	09-24-32		923,304	922,039
Pregis TopCo LLC, 2025 Refinancing Term Loan (1 month CME Term SOFR + 3.750%)	7.394	02-01-29		923,281	925,423
Proampac PG Borrower LLC, 2026 USD Term Loan B (1 and 3 month CME Term SOFR + 4.000%)	7.656	03-07-33		927,956	910,891
Silica SAS, 2025 EUR Term Loan B (B)	TBD	09-30-30	EUR	1,000,000	1,141,459
Sword Purchaser LLC, Term Loan B (B)	TBD	04-11-33	EUR	2,000,000	2,273,384
Sword Purchaser LLC, USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.644	04-11-33		1,414,031	1,377,139
Metals and mining 0.2%
Worthington Steel, Inc., Term Loan B (B)	TBD	06-01-33		1,000,000	996,880
Paper and forest products 0.1%
Asplundh Tree Expert LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.394	05-23-31		923,731	922,428
Real estate 0.4%					2,494,707
Real estate management and development 0.1%
Cushman & Wakefield US Borrower LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.144	01-31-30		868,601	867,515
Specialized REITs 0.3%
Iron Mountain, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.000%)	5.644	01-31-31		763,011	760,913
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.400	01-25-31		865,733	866,279
Utilities 0.2%					1,422,693
Multi-utilities 0.2%

WEC US Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%)	5.620	01-27-31		1,424,331	1,422,693

Asset-backed securities 6.8%					$43,097,804
(Cost $43,712,389)
Asset-backed securities 6.8%					43,097,804
Apna Park CLO DAC Series 1X, Class A (3 month EURIBOR + 1.290%) (C)	3.691	12-15-38	EUR	6,000,000	6,872,854
Ares European CLO XVI DAC Series 16X, Class DRR (3 month EURIBOR + 2.900%) (C)	4.992	04-15-38	EUR	3,000,000	3,426,560
Canyon Euro CLO DAC Series 2022-1X, Class ER (3 month EURIBOR + 5.850%) (C)	8.012	04-15-39	EUR	2,000,000	2,296,906
CIFC European Funding CLO III DAC Series 3A, Class AR (3 month EURIBOR + 1.230%) (C)(D)	3.218	01-15-39	EUR	2,700,000	3,085,274
Cross Ocean Bosphorus CLO XI DAC Series 11X, Class E (3 month EURIBOR + 5.200%) (C)	7.404	04-15-38	EUR	2,000,000	2,270,621
CVC Cordatus Loan Fund XXI DAC Series 21X, Class E (3 month EURIBOR + 5.930%) (C)	8.347	09-22-34	EUR	1,000,000	1,151,671
Harvest CLO XXIX DAC Series 29X, Class ER (3 month EURIBOR + 6.270%) (C)	8.474	07-15-37	EUR	2,000,000	2,255,073
Henley CLO XV DAC Series 15X, Class A (3 month EURIBOR + 1.280%) (C)	3.313	07-25-39	EUR	5,000,000	5,727,173
Madison Park Euro Funding XVIII DAC Series 18X, Class E (3 month EURIBOR + 6.070%) (C)	8.274	01-15-38	EUR	1,000,000	1,147,748
Newbridge Park CLO DAC Series 1X, Class A (3 month EURIBOR + 1.220%) (C)	3.422	04-15-40	EUR	2,000,000	2,288,635
OCP Euro 2025-12 DAC Series 2025-12X, Class D (3 month EURIBOR + 2.750%) (C)	4.988	01-20-38	EUR	3,000,000	3,405,737
Penta CLO 11 DAC Series 22-11A, Class ARR (3 month EURIBOR + 1.270%) (C)(D)	3.410	01-15-39	EUR	6,000,000	6,876,813
Rockford Tower Europe CLO DAC Series 2025-2X, Class A (3 month EURIBOR + 1.350%) (C)	3.554	10-15-39	EUR	1,000,000	1,146,600
Signal Harmonic CLO V DAC Series 5A, Class E (3 month EURIBOR + 6.100%) (C)(D)	8.265	01-25-38	EUR	1,000,000	1,146,139

SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	11

	Yield (%)	Shares	Value
Short-term investments 21.5%			$136,073,084
(Cost $136,073,084)
Short-term funds 21.5%			136,073,084
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5748(E)	136,073,084	136,073,084
Total investments (Cost $709,455,294) 110.9%			$701,607,745
Other assets and liabilities, net (10.9%)			(68,831,028)
Total net assets 100.0%			$632,776,717

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 6-30-26.
The fund had the following country composition as a percentage of net assets on 6-30-26:
United States	54.7%
United Kingdom	8.8%
France	8.7%
Ireland	7.3%
Luxembourg	5.6%
Germany	3.7%
Netherlands	3.2%
Spain	2.0%
Belgium	1.6%
Sweden	1.4%
Other countries	3.0%
TOTAL	100.0%
12	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	167,676,260	EUR	145,000,000	SSB	7/13/2026	$1,925,650	—
USD	56,822,810	EUR	50,000,000	SSB	7/27/2026	—	$(365,105)
USD	10,718,986	GBP	8,040,000	SSB	7/13/2026	54,433	—
						$1,980,083	$(365,105)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	13

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close..
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of June 30, 2026, by major security category or type:
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Senior loans	$522,436,857	—	$522,436,857	—
Asset-backed securities	43,097,804	—	43,097,804	—
Short-term investments	136,073,084	$136,073,084	—	—
Total investments in securities	$701,607,745	$136,073,084	$565,534,661	—
Derivatives:
Assets
Forward foreign currency contracts	$1,980,083	—	$1,980,083	—
Liabilities
Forward foreign currency contracts	(365,105)	—	(365,105)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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